COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Office properties
Commitments due:
Total minimum lease payments under non-cancellable operating leases	¥ 5,726	¥ 5,710
Office properties | CNOOC Group [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,218	639
Office properties | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	69	119
Office properties | Not later than one year [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,630	1,317
Office properties | Not later than one year [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	18	25
Office properties | Later than one year and not later than two years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,048	896
Office properties | Later than one year and not later than two years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	12	17
Office properties | Later than two years and not later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,274	1,534
Office properties | Later than two years and not later than five years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	16	26
Office properties | After five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,774	1,963
Office properties | After five years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	23	51
Property plant and equipment
Commitments due:
Total minimum lease payments under non-cancellable operating leases	7,169	7,306
Property plant and equipment | CNOOC Group [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	3,366	3,211
Property plant and equipment | Not later than one year [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,272	1,378
Property plant and equipment | Later than one year and not later than two years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	875	734
Property plant and equipment | Later than two years and not later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,616	1,316
Property plant and equipment | After five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	¥ 3,406	¥ 3,878
Minimum [member] | Office properties
Disclsoure of operating lease commitments
Lease term	6 months	6 months
Minimum [member] | Property plant and equipment
Disclsoure of operating lease commitments
Lease term	1 year	1 year
Maximum [member] | Office properties
Disclsoure of operating lease commitments
Lease term	20 years	20 years
Maximum [member] | Property plant and equipment
Disclsoure of operating lease commitments
Lease term	25 years	25 years